Segment Reporting - Summary of Segment Reporting (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($)
Revenues:
Revenues	₨ 2,882,951.1	$ 44,233.9	₨ 2,656,495.1	₨ 2,705,112.6
Earnings before other income, interest and tax	106,234.6	1,629.9	104,812.7	176,788.6
Share of profit/(loss) of equity accounted investees	22,782.6	349.6	14,930.0	5,774.7
Reconciliation to net income:
Assets written off/loss on sale of assets and others (net)	(29,148.6)	(447.2)	(11,418.6)	(9,477.4)
Other income /(loss) (net)	47,873.3	734.5	39,590.1	12,613.0
Foreign exchange gain/(loss) (net)	(2,758.8)	(42.3)	(13,284.8)	(20,588.0)
Interest income	7,122.4	109.3	5,640.7	7,186.6
Interest expense (net)	(46,365.0)	(711.4)	(42,365.7)	(47,912.6)
Income tax expense	(38,058.5)	(583.9)	(35,670.0)	(27,512.7)
Net Income	67,682.0	1,038.5	62,234.4	96,872.2
Depreciation and amortization	209,818.2	3,219.3	182,405.4	168,074.9
Capital expenditure	415,102.6	6,369.0	311,627.3	306,233.2
Segment assets	2,643,161.4		2,136,443.6		$ 40,554.8
Assets classified as held for sale	25,851.9				396.7
Investment in equity accounted investees	48,878.9		46,060.1		750.0
Assets written off/loss on sale of assets and others (net)	(23,825.5)	(365.6)	(11,418.6)	(9,477.4)
Reconciliation to total assets:
Investments	154,214.0		157,279.7		2,366.2
Current and non-current income tax assets	11,086.4		11,954.9		170.1
Deferred income taxes	41,064.6		44,221.7	39,575.9	630.1
Other unallocated financial assets	306,706.5		270,686.0		4,705.9
Total assets	3,235,937.2		2,666,646.0		49,650.1
Segment liabilities	1,247,412.8		1,050,675.4		19,139.4
Liabilities classified as held for sale	10,701.8				164.2
Reconciliation to total liabilities:
Borrowings	888,706.8		785,171.2		13,635.7
Current income tax liabilities	15,590.7		13,925.8		239.2
Deferred income taxes	61,257.8		11,806.4	43,441.4	939.9
Other unallocated financial liabilities	98,320.0		266,225.0		1,508.5
Total liabilities	2,321,989.9		2,127,803.8		$ 35,626.9
External [Member]
Revenues:
Revenues	2,882,951.1	$ 44,233.9	2,656,495.1	2,705,112.6
Others [Member]
Revenues:
Revenues	31,334.7		31,154.2	29,115.7
Earnings before other income, interest and tax	3,045.8		3,797.7	4,212.2
Share of profit/(loss) of equity accounted investees	1,091.6		834.2	(419.1)
Reconciliation to net income:
Depreciation and amortization	561.2		1,257.1	680.8
Capital expenditure	841.6		3,652.3	1,243.1
Segment assets	3,303.8		22,051.3
Assets classified as held for sale	27,569.1
Investment in equity accounted investees	5,758.8		3,929.8
Reconciliation to total assets:
Segment liabilities	840.2		7,477.5
Liabilities classified as held for sale	10,701.8
Others [Member] | External [Member]
Revenues:
Revenues	18,564.7		17,420.2	14,088.7
Others [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues	12,770.0		13,734.0	15,027.0
Intra-segment Eliminations [Member]
Revenues:
Revenues	(12,847.9)		(13,720.4)	(15,021.1)
Earnings before other income, interest and tax	(1,456.3)		(1,942.8)	(738.7)
Reconciliation to net income:
Capital expenditure	(187.8)		(1,740.6)	(851.8)
Segment assets	(12,031.4)		(10,237.2)
Assets classified as held for sale	(3,950.5)
Reconciliation to total assets:
Segment liabilities	(3,152.2)		(2,504.4)
Intra-segment Eliminations [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues	(12,847.9)		(13,720.4)	(15,021.1)
Automotive and related activity [Member]
Revenues:
Revenues	2,864,464.3		2,639,061.3	2,691,018.0
Earnings before other income, interest and tax	104,645.1		102,957.8	173,315.1
Share of profit/(loss) of equity accounted investees	21,691.0		14,095.8	6,193.8
Reconciliation to net income:
Depreciation and amortization	209,257.0		181,148.3	167,394.1
Capital expenditure	414,448.8		309,715.6	305,841.9
Segment assets	2,651,889.0		2,124,629.5
Assets classified as held for sale	2,233.3
Investment in equity accounted investees	48,095.6		42,130.3
Reconciliation to total assets:
Segment liabilities	1,249,724.8		1,045,702.3
Automotive and related activity [Member] | External [Member]
Revenues:
Revenues	2,864,386.4		2,639,074.9	2,691,023.9
Automotive and related activity [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues	77.9		(13.6)	(5.9)
Automotive and related activity [Member] | Tata and other brand vehicles [Member]
Revenues:
Revenues	649,972.0		518,431.4	490,343.7
Earnings before other income, interest and tax	19,692.8		(17,909.0)	9,432.5
Share of profit/(loss) of equity accounted investees	301.8		252.1	206.7
Reconciliation to net income:
Depreciation and amortization	31,426.2		36,676.3	27,796.5
Capital expenditure	34,030.9		40,056.9	39,064.7
Segment assets	683,474.6		598,266.7
Assets classified as held for sale	2,233.3
Investment in equity accounted investees	3,071.7		3,773.1
Reconciliation to total assets:
Segment liabilities	201,185.8		173,195.2
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | External [Member]
Revenues:
Revenues	649,894.1		518,398.3	490,273.9
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues	77.9		33.1	69.8
Automotive and related activity [Member] | Jaguar Land Rover vehicles [Member]
Revenues:
Revenues	2,214,492.3		2,120,676.6	2,200,750.0
Earnings before other income, interest and tax	84,952.3		120,866.8	163,882.6
Share of profit/(loss) of equity accounted investees	21,389.2		13,843.7	5,987.1
Reconciliation to net income:
Depreciation and amortization	177,830.8		144,472.0	139,597.6
Capital expenditure	380,417.9		269,658.7	266,777.2
Segment assets	1,968,420.4		1,526,362.8
Investment in equity accounted investees	45,023.9		38,357.2
Reconciliation to total assets:
Segment liabilities	1,048,546.1		872,507.1
Automotive and related activity [Member] | Jaguar Land Rover vehicles [Member] | External [Member]
Revenues:
Revenues	2,214,492.3		2,120,676.6	2,200,750.0
Automotive and related activity [Member] | Intra-segment Eliminations [Member]
Revenues:
Revenues			(46.7)	(75.7)
Reconciliation to net income:
Segment assets	(6.0)
Reconciliation to total assets:
Segment liabilities	₨ (7.1)
Automotive and related activity [Member] | Intra-segment Eliminations [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues			₨ (46.7)	₨ (75.7)